Net loss per share (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Numerator [Abstract]
Net and comprehensive loss	$ (1,693)			$ (6,025)			$ (29,551)	$ (170,311)	$ (184,462)	$ (6,026)
Less: Preferred stock dividends	35			43			103	70	109	0
Net and comprehensive loss available to common stockholders	$ (1,728)	$ (18,438)	$ (9,488)	$ (6,068)	$ (161,533)	$ (2,776)	$ (29,654)	$ (170,381)	$ (184,571)	$ (6,026)
Denominator [Abstract]
Weighted average shares used in computing net loss per share attributable to common stockholders, basic and diluted (in shares)	48,961,447			43,575,010			48,809,740	28,624,230	33,238,600	11,516,421
Net loss per share attributable to common stockholders, basic and diluted (in dollars per share)	$ (0.04)			$ (0.14)			$ (0.61)	$ (5.95)	$ (5.55)	$ (0.52)